SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
401(k) Plan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Voting: Participants may direct the Trustee (The Northern Trust Company, as directed trustee) to vote shares of McDonald’s stock attributable to their accounts.

Basis of Accounting: The financial statements of the Plan are prepared on the accrual basis of accounting.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires the Committee to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Income Recognition: Other than fully benefit-responsive investment contracts, which are valued at contract value, the Plan’s investments are reported at fair value. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

Fair value is the price that would be received by the Plan for an asset or paid by the Plan to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date in the Plan’s principal or most advantageous market for the asset or liability. Fair value measurements are determined by maximizing the use of observable inputs and minimizing the use of unobservable inputs when measuring fair value. The hierarchy places the highest priority on unadjusted quoted market prices in active markets for identical assets or liabilities (level 1 measurements) and gives the lowest priority to unobservable inputs (level 3 measurements). The three levels of inputs within the fair value hierarchy are defined as follows:

●	Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Plan has the ability to access as of the measurement date.
●	Level 2: Significant other observable inputs other than level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
●	Level 3: Significant unobservable inputs that reflect the Plan’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

In some cases, a valuation technique used to measure fair value may include inputs from multiple levels of the fair value hierarchy. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy.

The following are descriptions of the valuation methods and assumptions used for investments of the Plan.

McDonald’s common stock: The fair values of publicly traded common stocks are determined by obtaining quoted prices on nationally recognized securities exchanges (level 1).

Collective trusts: The fair values of investments in collective trusts are valued as determined by the custodian based on their net asset values as a practical expedient. The investments objectives and underlying investments of the collective trusts vary, with some holding short-term investments for principal preservation, some holding securities of companies in a particular industry sector, some holding short-term and/or medium-term corporate, government and government agency bonds, and some holding a blend of asset-backed securities and corporate bonds. Each collective trust, including target date funds, provides for daily redemptions by the Plan at reported net asset values per share, with no advance notice requirement. Target date funds seek to grow assets over a specified period and provide a blend of stability of principal and capital appreciation. The asset allocation of a target date fund gradually grows more conservative as the target date nears and risk tolerance falls. For target date funds, additional redemptions are made as of the valuation date on which such unit value is calculated, at the plan level, pursuant to notice or direction from the trust to the trustee at least 15 business days before the valuation date (or as otherwise determined by the trust or trustee).

103-12-Real Estate Investments: Investments in real estate unitized funds are carried at fair value using daily income estimates and net asset value of the underlying funds as a practical expedient. The fair value of real estate funds is determined daily, consistent with the Private Placement Memorandum, using the estimated fair value based on the conventional approaches to value. The three approaches are: (1) Cost approach -current cost of reproducing the real estate less deterioration and functional and economic obsolescence; (2) Income approach-discounting a series of income streams and reversion at a specific yield or by directly capitalizing a single year income estimate by appropriate factor; and (3) Market approach-value indicated by recent sales of comparable real estate in the market. Key inputs and assumptions include rental income and expense amounts, related rental income and expense growth rates, discount rates and capitalization rates. An independent appraiser uses one or a combination of them, to estimate the approximate value of the type of real estate in the market. Additionally, a restriction of 10% of the net asset value availability for net contributions/redemptions is in place.

Investments measured at fair value on a recurring basis as of December 31, 2025 and 2024 are summarized below (amounts in thousands):

	Assets at Fair Value as of December 31, 2025
Investment Type	(Level 1)	(Level 2)	(Level 3)	Total
McDonald’s Corporation common stock	$1,352,367	$—	$—	$1,352,367
Total assets in the fair value hierarchy	1,352,367	—	—	1,352,367

Investments measured at net asset value (a)
Collective Trusts/103-12 Investments	—	—	—	2,228,420

Investments at fair value	$1,352,367	$—	$—	$3,580,787

	Assets at Fair Value as of December 31, 2024
Investment Type	(Level 1)	(Level 2)	(Level 3)	Total
McDonald’s Corporation common stock	1,443,882	—	—	1,443,882
Total assets in the fair value hierarchy	1,443,882	—	—	1,443,882

Investments measured at net asset value (a)
Collective Trusts/103-12 Investments	—	—	—	1,976,703

Investments at fair value	$1,443,882	$—	$—	$3,420,585
(a)In accordance with Accounting Standard Codification (“ASC”) Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent as a practical expedient) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

Participant Loans: Participant loans are reported at their unpaid principal balance plus any accrued but unpaid interest, with no allowance for credit losses, as repayments of principal and interest are received through payroll deductions and the notes are collateralized by the participants’ account balances.

Payment of Benefits: Benefits are recorded at the time of payment.